RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 14 -           RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

1)	Nature of relationships with related parties

Name	Relationship with the Company
Beijing Fu Sheng Xing Trading Co., LTD.	Wanrui Wanjia (Beijing) Science and Trade Co., Ltd. holds 60% of the shares, and Fushun Capital Co., Ltd. holds 40% of the shares.
Wanrui Wanjia (Beijing) Technology and Trade Co., LTD	Jinshang International Financial Leasing Co., Ltd. Legal Person Wu Zhe Holdings 100%
Wang Junying	Shareholders of Tianjin Runcheng
Wang Mingsheng	Shareholders of Ruikai Taifu
Wang Xiaohua	Shareholders of Zhongrui Xukai
Zhongrui Huatai (Beijing) Hospital Management Co. LTD	The legal representative of the company is Wang Mingsheng, who holds 40% of the shares; Wang Wenlong is the major shareholder with a shareholding ratio of 60%
Tianjin Kangye Tiancheng Trading Co. LTD	Shareholder of Wang Mingsheng

2)	Related party balances as of June 30, 2023 and 2022 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2023	June 30, 2022

Due from related parties
Beijing Fu Sheng Xing Trading Co., LTD.	$131,249	$—
Wanrui Wanjia (Beijing) Technology and Trade Co., LTD	65,584	—
Wang Junying	48,489	—
Wang Mingsheng	8,304	—
Total	$253,626	$—

	June 30, 2023	June 30, 2022

Due to related party
Bluesky LLC	$464,000	$464,000
Zhongrui Huatai (Beijing) Hospital Management Co. LTD	89,847	—
Wang Xiaohua	45,183	—
Tianjin Kangye Tiancheng Trading Co. LTD	34,597	—
Total	$633,627	$464,000

Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s former Chairman, Co-Chief Executive Officer and President.

The amount due to Bluesky LLC was non-trade in nature, interest free, unsecured and due on demand.